January 5, 1999



                     LEXINGTON STRATEGIC SILVER FUND, INC.

                                 SUPPLEMENT TO
              PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 28, 1998



The Fund will no longer operate with a fiscal year ending on June 30.   The
Fund now operates with a fiscal year ending on December 31. The Fund's most recent fiscal year-end was December 31, 1998.